Financial Risk Management - Schedule of Company’s Financial Assets (Details)	12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Trade Receivables [Member]
Schedule of Company’s Financial Assets [Line Items]
Category	II Note 1	II Note 1
12-month or lifetime ECL	Lifetime ECL (Simplified)	Lifetime ECL (Simplified)
Gross carrying amount	RM 6,274,545	RM 7,119,565
Loss allowance	(141,849)	(243,021)
Net carrying amount	6,132,696	6,876,544	$ 1,457,251	$ 1,634,004
Net carrying amount (in Dollars)	RM 6,132,696	RM 6,876,544	1,457,251	1,634,004
Other Receivables [Member]
Schedule of Company’s Financial Assets [Line Items]
Category	I Note 2	I Note 2
12-month or lifetime ECL	12-month ECL	12-month ECL
Gross carrying amount	RM 196,471	RM 189,823
Loss allowance
Net carrying amount	196,471	189,823	46,685	45,106
Net carrying amount (in Dollars)	RM 196,471	RM 189,823	46,685	45,106
Cash and Bank Balances [Member]
Schedule of Company’s Financial Assets [Line Items]
Category	I Note 3	I Note 3
12-month or lifetime ECL	12-month ECL	12-month ECL
Gross carrying amount	RM 23,723,687	RM 3,823,689
Loss allowance
Net carrying amount	23,723,687	3,823,689	5,637,222	908,585
Net carrying amount (in Dollars)	RM 23,723,687	RM 3,823,689	$ 5,637,222	$ 908,585